Related Party Transactions - Founder Shares (Details)						3 Months Ended
		Nov. 10, 2021 shares	Feb. 09, 2021 shares	Feb. 08, 2021 shares	Oct. 13, 2020 USD ($) D $ / shares shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2021 shares
Related Party Transaction [Line Items]
Aggregate purchase price | $	[1]					$ 25,000
Class A ordinary shares
Related Party Transaction [Line Items]
Common shares, shares issued (in shares)						0	0
Common shares, shares outstanding (in shares)						0	0
Class B Common Stock
Related Party Transaction [Line Items]
Share dividend				0.2
Common shares, shares issued (in shares)				6,900,000		6,900,000	6,900,000
Common shares, shares outstanding (in shares)				6,900,000		6,900,000	6,900,000
Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued		6,210,000
Founder shares | Class B Common Stock
Related Party Transaction [Line Items]
Share dividend			0.2	0.2
Common shares, shares issued (in shares)			6,900,000	6,900,000
Common shares, shares outstanding (in shares)			6,900,000	6,900,000
Founder shares | Sponsor
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion					1 year
Founder shares | Sponsor | Class A ordinary shares
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days
Founder shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued					5,750,000
Aggregate purchase price | $					$ 25,000

[1]	Includes an aggregate of up to 900,000 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4). On February 8, 2021, the Company effected a dividend of 0.2 of a share of Class B ordinary shares for each share of Class B ordinary shares, resulting in 6,900,000 shares of Class B ordinary shares being issued and outstanding. All share and per-share amounts have been retroactively restated to reflect the share capitalizations (see Notes 4 and 7).